Income Taxes	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

HiTek Hong Kong Limited was incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the CFS as HiTek Hong Kong Limited has no assessable profits for the six months ended June 30, 2024 and 2023.

PRC

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. One of the Company’s subsidiaries located in the Xinjiang Huoerguosi special development zones, Huoerguosi, is currently exempt from corporate income tax in China from January 1, 2017 to December 31, 2021. Since the beginning of 2022, Huoerguosi did not enjoy the above preferential tax policy. State Administration of Taxation and Ministry of Finance issued a notice related to the tax relief policy of the small- scale enterprises in January 2019. According to the notice, from January 1, 2019 to December 31, 2021, if a small profit-making enterprise has annual taxable income less than or equal to RMB 1 million, only 25% of its annual taxable income will be subject to income tax at a reduced rate of 20%; for those with annual taxable income more than RMB 1 million but less than RMB 3 million, 50% of their annual taxable income will be subject to income tax at the reduced rate of 20%. In April 2021, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance issued a notice stating that, from January 1, 2021 to December 31, 2022, for those with annual taxable income less than or equal to RMB 1 million, only 12.5% of its annual taxable income will be subject to income tax at a reduced rate of 20%. In March 2022, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance further issued a notice stating that, from January 1, 2022 to December 31, 2024, for those with annual taxable income more than RMB 1 million but did not exceed RMB 3 million, 25% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. In March 2023, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance issued a notice stating that, from January 1, 2023 to December 31, 2024, for those with annual taxable income less than or equal to RMB 1 million, 25% of their annual taxable income will be subject to income tax at the same reduced rate of 20%.

The Company’s income (loss) before income taxes includes the following for the six months ended June 30.

	2024	2023
	(Unaudited)
Non-PRC operations	$(328,168)	$(270,571)
PRC operations	620,407	1,218,486
Total income before income taxes	$292,239	$947,915

Income tax expense was comprised of the following for the six months ended June 30.

	2024	2023
	(Unaudited)
Current tax expense	$799	$36,221
Deferred tax expense	169,778	289,720
Total income tax expense	$170,577	$325,941

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at June 30, 2024 and December 31, 2023 as follows.

	June 30, 2024	December 31, 2023
	(Unaudited)
Deferred tax assets
Net operating loss	$-	$8,338
Deferred revenue	16,145	39,340
Unbilled cost	403,130	374,357
Unbilled interest expenses	49,571	37,727
Software amortization	272,220	259,965
Allowance for doubtful accounts	12,005	13,459
Inventories obsolescence	-	(6,591)
Unrealized losses on trading securities	1,720	1,761
Accrued Bonus	42,065	43,074
Other	41,118	34,246
Total deferred tax assets	837,974	805,676
Deferred tax liabilities
Unbilled revenue	(2,468,456)	(2,270,234)
Unbilled interest income	(89,339)	(50,369)
Deferred government subsidiary income	-	(41,673)
Unrealized gain on short-term investment	(279)	(285)
Other	(14,841)	(14,336)
Total deferred tax liabilities	(2,572,915)	(2,376,897)
Valuation allowance	-	(32,942)
Net deferred tax liabilities	$(1,734,941)	(1,604,163)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended June 30.

	2024	2023
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25.0%	25.0%
Effect of different tax rates in different jurisdictions	28.1%	7.1%
Permanent difference	4.3%	0.1%
Exemption rendered by local authorities	1.0%	2.2%
Effective tax rate	58.4%	34.4%

Uncertain Tax Positions

The Company had no significant unrecognized uncertain tax positions or unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of June 30, 2024 and December 31, 2023.